Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Suppliers	$ 16,594	$ 5,745
Accrued interest	13,078	11,216
Accrued short-term employee benefits	2,325	5,487
Accrued transaction costs relating to the Merger	34	0
Other accrued expenses	802	523
Accrued expenses	32,838	23,024
Other related parties [member]
Disclosure of transactions between related parties [line items]
Related party expenses	5	53
Other related parties [member] | Scorpio Commercial Management SAM (SCM) [Member]
Disclosure of transactions between related parties [line items]
Related party expenses	$ 5	$ 53